FINANCIAL INSTRUMENTS - Schedule of Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 158,542	$ 67,539
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	7,348	311
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,408	1,167
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	13,992	13,570
Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		2,500
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	901	10,408
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	10,558	9,110
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	32,955	29,354
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		852
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	89	558
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		2,500
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	7,348	311
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,408	1,167
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	13,992	13,570
Level 2 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	901	10,408
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	32,955	29,354
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		852
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	89	558
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	158,542	67,539
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	10,558	9,110
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0	$ 0